Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard STAR Funds
Central Index Key	dei_EntityCentralIndexKey	0000736054
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2015
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 30, 1994
2005	rr_AnnualReturn2005	4.45%
2006	rr_AnnualReturn2006	10.62%
2007	rr_AnnualReturn2007	6.99%
2008	rr_AnnualReturn2008	(19.52%)
2009	rr_AnnualReturn2009	17.06%
2010	rr_AnnualReturn2010	11.14%
2011	rr_AnnualReturn2011	1.76%
2012	rr_AnnualReturn2012	9.19%
2013	rr_AnnualReturn2013	9.08%
2014	rr_AnnualReturn2014	6.95%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.58%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(9.98%)
One Year	rr_AverageAnnualReturnYear01	6.95%
Five Years	rr_AverageAnnualReturnYear05	7.57%
Ten Years	rr_AverageAnnualReturnYear10	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1994
Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 30, 1994
2005	rr_AnnualReturn2005	6.88%
2006	rr_AnnualReturn2006	16.13%
2007	rr_AnnualReturn2007	7.46%
2008	rr_AnnualReturn2008	(34.39%)
2009	rr_AnnualReturn2009	24.99%
2010	rr_AnnualReturn2010	15.06%
2011	rr_AnnualReturn2011	(2.28%)
2012	rr_AnnualReturn2012	14.38%
2013	rr_AnnualReturn2013	21.20%
2014	rr_AnnualReturn2014	7.18%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.71%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.45%)
One Year	rr_AverageAnnualReturnYear01	7.18%
Five Years	rr_AverageAnnualReturnYear05	10.81%
Ten Years	rr_AverageAnnualReturnYear10	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1994
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 30, 1994
2005	rr_AnnualReturn2005	3.23%
2006	rr_AnnualReturn2006	7.93%
2007	rr_AnnualReturn2007	6.70%
2008	rr_AnnualReturn2008	(10.53%)
2009	rr_AnnualReturn2009	12.08%
2010	rr_AnnualReturn2010	9.22%
2011	rr_AnnualReturn2011	3.77%
2012	rr_AnnualReturn2012	6.54%
2013	rr_AnnualReturn2013	3.40%
2014	rr_AnnualReturn2014	6.76%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.80%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.76%)
One Year	rr_AverageAnnualReturnYear01	6.76%
Five Years	rr_AverageAnnualReturnYear05	5.92%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1994
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 30, 1994
2005	rr_AnnualReturn2005	5.69%
2006	rr_AnnualReturn2006	13.31%
2007	rr_AnnualReturn2007	7.36%
2008	rr_AnnualReturn2008	(26.50%)
2009	rr_AnnualReturn2009	20.33%
2010	rr_AnnualReturn2010	13.31%
2011	rr_AnnualReturn2011	0.26%
2012	rr_AnnualReturn2012	11.76%
2013	rr_AnnualReturn2013	15.04%
2014	rr_AnnualReturn2014	7.07%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.20%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(14.19%)
One Year	rr_AverageAnnualReturnYear01	7.07%
Five Years	rr_AverageAnnualReturnYear05	9.36%
Ten Years	rr_AverageAnnualReturnYear10	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1994
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.34%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	35
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	109
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	191
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	431
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 29, 1985
2005	rr_AnnualReturn2005	7.44%
2006	rr_AnnualReturn2006	11.64%
2007	rr_AnnualReturn2007	6.58%
2008	rr_AnnualReturn2008	(25.10%)
2009	rr_AnnualReturn2009	24.85%
2010	rr_AnnualReturn2010	11.70%
2011	rr_AnnualReturn2011	0.77%
2012	rr_AnnualReturn2012	13.79%
2013	rr_AnnualReturn2013	17.80%
2014	rr_AnnualReturn2014	7.35%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.55%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.40%)
One Year	rr_AverageAnnualReturnYear01	7.35%
Five Years	rr_AverageAnnualReturnYear05	10.13%
Ten Years	rr_AverageAnnualReturnYear10	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 1985
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.22%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	23
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	71
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	124
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	280
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 29, 1996
2005	rr_AnnualReturn2005	15.57%
2006	rr_AnnualReturn2006	26.64%
2007	rr_AnnualReturn2007	15.52%
2008	rr_AnnualReturn2008	(44.10%)
2009	rr_AnnualReturn2009	36.73%
2010	rr_AnnualReturn2010	11.12%
2011	rr_AnnualReturn2011	(14.56%)
2012	rr_AnnualReturn2012	18.14%
2013	rr_AnnualReturn2013	15.04%
2014	rr_AnnualReturn2014	(4.24%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.26%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
One Year	rr_AverageAnnualReturnYear01	(4.24%)
Five Years	rr_AverageAnnualReturnYear05	4.32%
Ten Years	rr_AverageAnnualReturnYear10	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 1996
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 29, 2010
2011	rr_AnnualReturn2011	(14.52%)
2012	rr_AnnualReturn2012	18.21%
2013	rr_AnnualReturn2013	15.14%
2014	rr_AnnualReturn2014	(4.17%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.00%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.92%)
One Year	rr_AverageAnnualReturnYear01	(4.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 29, 2010
2011	rr_AnnualReturn2011	(14.51%)
2012	rr_AnnualReturn2012	18.28%
2013	rr_AnnualReturn2013	15.15%
2014	rr_AnnualReturn2014	(4.15%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.02%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.93%)
One Year	rr_AverageAnnualReturnYear01	(4.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
One Year	rr_AverageAnnualReturnYear01	(4.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 26, 2011
2012	rr_AnnualReturn2012	18.22%
2013	rr_AnnualReturn2013	15.16%
2014	rr_AnnualReturn2014	(4.17%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.01%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(7.47%)
One Year	rr_AverageAnnualReturnYear01	(4.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2011
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.90%)
Five Years	rr_AverageAnnualReturnYear05	5.33%
Ten Years	rr_AverageAnnualReturnYear10	4.43%
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.65%
Five Years	rr_AverageAnnualReturnYear05	8.72%
Ten Years	rr_AverageAnnualReturnYear10	5.45%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Income Composite Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.84%
Five Years	rr_AverageAnnualReturnYear05	6.10%
Ten Years	rr_AverageAnnualReturnYear10	5.23%
Conservative Growth Composite Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.12%
Five Years	rr_AverageAnnualReturnYear05	7.69%
Ten Years	rr_AverageAnnualReturnYear10	5.74%
Moderate Growth Composite Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.35%
Five Years	rr_AverageAnnualReturnYear05	9.66%
Ten Years	rr_AverageAnnualReturnYear10	6.40%
Growth Composite Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	11.10%
Ten Years	rr_AverageAnnualReturnYear10	6.70%
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.59%
Five Years	rr_AverageAnnualReturnYear05	9.54%
Ten Years	rr_AverageAnnualReturnYear10	6.59%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	none
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.89%)
Five Years	rr_AverageAnnualReturnYear05	4.71%
Ten Years	rr_AverageAnnualReturnYear10	none
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Five Years	rr_AverageAnnualReturnYear05	4.42%
Ten Years	rr_AverageAnnualReturnYear10	4.92%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.47%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.47%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.47%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.47%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.09%
FTSE Global All Cap ex US Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Five Years	rr_AverageAnnualReturnYear05	4.93%
Ten Years	rr_AverageAnnualReturnYear10	5.79%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Five Years	rr_AverageAnnualReturnYear05	4.93%
Ten Years	rr_AverageAnnualReturnYear10	5.79%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%